As filed with the Securities and Exchange Commission on July 28, 2023
1933 Act Registration File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]

ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): (414) 765-5586

Joshua J. Hinderliter, Secretary
ETF Series Solutions
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, in the following series of the Registrant: Range Cancer Therapeutics ETF

It is proposed that this filing become effective on the 30th day after filing, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Loncar China BioPharma ETF (CHNA)
(a series of ETF Series Solutions)
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-800-617-0004

Dear Shareholder,

We are sending this material to you because you are a shareholder of the Loncar China BioPharma ETF (the “Acquired Fund”), a series of ETF Series Solutions (the “Trust”). After careful consideration, Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), the Acquired Fund’s investment adviser, has recommended and the Board of Trustees (the “Board”) of the Trust has approved the reorganization of the Acquired Fund into the Range Cancer Therapeutics ETF (formerly known as the Loncar Cancer Immunotherapy ETF) (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”), also an existing series of the Trust advised by ETC (the “Reorganization”).

	Acquired Fund	Acquiring Fund
Fund Name	Loncar China BioPharma ETF	Range Cancer Therapeutics ETF
Ticker Symbol	CHNA	CNCR

The Reorganization of the Acquired Fund into the Acquiring Fund will consolidate two Funds of the Trust that have investment strategies that are broadly related in providing exposure to biotechnology and pharmaceutical companies. The Acquired Fund and the Acquiring Fund are both passive ETFs whose investment objective is to track the performance, before fees and expenses, of the Fund’s respective index. While the principal investment strategies are distinctly different in material respects, including that the Acquired Fund is required to invest at least 80% of its net assets in companies in the biotechnology or pharmaceutical sectors that are economically tied to China and the Acquiring Fund’s index expressly prohibits companies based in China from being eligible for inclusion in the Index, both funds seek to provide exposure to specific certain areas of the biotechnology and pharmaceutical space. Each Fund invests in equity securities and depositary receipts that are included in the Fund’s respective index.

The Funds have the same management fee and total fund operating expense ratio, and no changes to the Acquiring Fund’s fee structure are being proposed in connection with the Reorganization.

As further explained in the enclosed Information Statement/Prospectus, the Reorganization will be effected pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”). Pursuant to the Reorganization Agreement, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for the assumption of all liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund having an aggregate net asset value (plus cash in lieu of fractional shares, if any) equal to the aggregate net asset value of the shares of the Acquired Fund on the closing date for the Reorganization. The shares of the Acquiring Fund will be distributed pro rata to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Holders of shares of the Acquired Fund will receive the number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization. ETC is the investment adviser for both Funds, and the Funds have the same portfolio managers responsible for day-to-day portfolio management.

The Reorganization is not expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is anticipated that the Reorganization should be a taxable transaction, and that the Acquired Fund should recognize gain or loss, if any, in connection with the transfer of its assets to the Acquiring Fund, which may require the Acquired Fund to make taxable distributions to its shareholders. Further, a shareholder’s exchange of Acquired Fund shares for Acquiring Fund shares is expected to be a taxable event with the exception of shareholders who hold shares in a tax deferred account. As a result, the Board considered alternatives to the Reorganization and believes that the only viable alternative to the Reorganization is liquidating the Acquired Fund, and that the tax implications of liquidation would be substantially similar to those following the Reorganization.

The direct expenses related to the Reorganization (other than brokerage commissions and other transaction costs associated with the portfolio repositioning discussed below), including the costs associated with the delivery of the enclosed Information Statement/Prospectus, will be borne by ETC, which are estimated to be approximately $75,000. ETC will incur these costs whether or not the Reorganization is consummated. The Acquired Fund and the Acquiring Fund may incur costs related to repositioning the Fund’s portfolio in the form of brokerage commissions and other trading-related costs. As of July 27, 2023,

ETC estimates total brokerage commissions and other trading-related costs to be approximately $15,876, and such costs will be borne by the Funds.

Due to the lack of scale in each Fund, and to eliminate duplicative products, ETC recommended the Reorganization of the Acquired Fund into the Acquiring Fund. ETC and the Board believe that the Reorganization is in the best interests of the Funds and their respective shareholders and that the interests of their respective shareholders will not be diluted as a result of the Reorganization. ETC and the Board believe that the Reorganization is in the best interest of shareholders because, among other things, the Funds have similar investment strategies; there will be no change in the investment advisers, portfolio managers, or other fund services providers; the Acquiring Fund is expected to have the same operating expenses as the Acquired Fund; the long-term viability of each Fund is in question due to their small size; each Acquired Fund shareholder may sell their holdings of the Acquired Fund prior to the Reorganization being effected (though such sale might have tax consequences for them); and shareholders of the Acquired Fund will receive shares (and cash in lieu of fractional shares, if any) in the Acquiring Fund equal in value at the time of the Reorganization to the aggregate net asset value of their shares in the Acquired Fund immediately prior to the Reorganization.

Shares of the Funds are listed for trading on The Nasdaq Stock Market LLC. In preparation for the closing of the Reorganization, trading in shares of the Acquired Fund is expected to be suspended as of close of business on October 26, 2023.

More information on the Acquiring Fund, the reasons for the Reorganization, and benefits to the Acquired Fund’s shareholders is contained in the enclosed Information Statement/Prospectus. You should review the Information Statement/Prospectus carefully and retain it for future reference.

We are providing this document for your information only because shareholder approval is not required to effect the Reorganization under the Trust’s organizational documents, Delaware state law, or the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust’s organizational documents give the Board the power to reorganize or consolidate one series of the Trust into another series of the Trust without shareholder approval, unless such approval is required under the Investment Company Act. Additionally, certain rules under the Investment Company Act permit a reorganization of affiliated companies without obtaining shareholder approval if certain conditions are met.

The Reorganization is expected to close immediately after the close of business on or about October 27, 2023.

Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Secretary
ETF Series Solutions

How the Reorganization Will Work

a.the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value (and cash in lieu of fractional shares, if any) equal to the aggregate net asset value of the shares of the Acquired Fund on the closing date for the Reorganization;

b.the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and

c.the distribution of shares of the Acquiring Fund pro rata to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund with holders of shares of the Acquired Fund receiving a number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization.

Prior to the consummation of the Reorganization, the Acquired Fund is planning to reposition certain of its portfolio holdings as part of the Reorganization. ETC expects that the Acquired Fund will sell or redeem in-kind substantially all of its investments and invest the proceeds of such sales or redemptions in cash and/or cash equivalents, or in securities currently held by the Acquiring Fund. As such the Acquired Fund may no longer be pursuing its investment objective prior to the consummation of the Reorganization.

The Trust’s Board carefully considered the proposed Reorganization, as well as potential alternatives for the Acquired Fund, including its liquidation or the liquidation of the Acquiring Fund. After careful consideration, the Board approved the Reorganization. A copy of the form of the Reorganization Agreement is attached to this Information Statement/Prospectus as Appendix A. The Reorganization Agreement and the Reorganization are not required to be approved by the shareholders of the Acquired Fund. Accordingly, shareholders of the Acquired Fund are not being asked to vote on or approve the Reorganization Agreement or the Reorganization.

This Information Statement/Prospectus sets forth the basic information regarding the Reorganization Agreement and the Reorganization. You should read it and keep it for future reference.

For simplicity, actions are described in this Information Statement/Prospectus as being taken by either the Acquired Fund or the Acquiring Fund, although all actions are actually taken by the Trust, on behalf of the Acquired Fund and the Acquiring Fund.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Information Statement/Prospectus:

a.The Prospectus and Statement of Additional Information for the Acquired Fund dated December 20, 2022, as supplemented;

b.The Prospectus and Statement of Additional Information for the Acquiring Fund, dated December 20, 2022, as supplemented;

c.The Funds’ Annual Report on Form N-CSR for the fiscal year ended August 31, 2022 (on file with the SEC (http://www.sec.gov) (File No. 811-22668) (Accession No. 0001398344-22-021550)),

d.The Funds’ Semi-Annual Report on Form N-CSR for the six-months ended February 28, 2023 (on file with the SEC (http://www.sec.gov) (File No. 811-22668) (Accession No. 0001398344-23-009102)), and

e.The Statement of Additional Information relating to this Information Statement/Prospectus dated August 28, 2023.

This Information Statement/Prospectus will be mailed on or about September 1, 2023 to shareholders of record of the Acquired Fund as of July 25, 2023 (the “Record Date”).

Copies of these materials and other information about the Trust and the Funds are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

ETF Series Solutions
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-800-617-0004
www.LoncarFunds.com
www.rangecncr.com

INFORMATION STATEMENT/PROSPECTUS

August 28, 2023

REORGANIZATION OF

Loncar China BioPharma ETF (CHNA)
(a series of ETF Series Solutions)
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-800-617-0004

IN EXCHANGE FOR SHARES OF

Range Cancer Therapeutics ETF (CNCR)
(a series of ETF Series Solutions)
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-800-617-0004

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY

This Information Statement/Prospectus is being furnished to shareholders of the Loncar China BioPharma ETF (the “Acquired Fund”), a series of ETF Series Solutions (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Acquired Fund will be reorganized into the Range Cancer Therapeutics ETF (formerly known as the Loncar Cancer Immunotherapy ETF) (the “Acquiring Fund”), also an existing series of the Trust (each of the Acquired Fund and Acquiring Fund may be referred to as a “Fund,” and together, the “Funds”) (the “Reorganization”).

	Acquired Fund	Acquiring Fund
Fund Name	Loncar China BioPharma ETF	Range Cancer Therapeutics ETF
Ticker Symbol	CHNA	CNCR
The Reorganization of the Acquired Fund into the Acquiring Fund will consolidate two Funds of the Trust that have investment strategies that are broadly related in providing exposure to biotechnology and pharmaceutical companies. The Acquired Fund and the Acquiring Fund are both passive ETFs whose investment objective is to track the performance, before fees and expenses, of the Fund’s respective index. While the principal investment strategies are distinctly different in material respects, including that the Acquired Fund is required to invest at least 80% of its net assets in companies in the biotechnology or pharmaceutical sectors that are economically tied to China and the Acquiring Fund’s index expressly prohibits companies based in China from being eligible for inclusion in the Index, both funds seek to provide exposure to specific certain areas of the biotechnology and pharmaceutical space. Each Fund invests in equity securities and depositary receipts that are included in the Fund’s respective index.

The Trust is an open-end investment management company organized as a Delaware statutory trust. Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) is the investment adviser to the Acquired Fund and the Acquiring Fund. ETC will continue to be responsible for providing investment advisory and portfolio management services to the Acquiring Fund following the Reorganization.

Shares of the Funds are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”). In preparation for the closing of the Reorganization, trading in shares of the Acquired Fund will be suspended as of the close of business on October 26, 2023. The Reorganization is expected to close immediately after the close of business on or about October 27, 2023.

If you need additional copies of this Information Statement/Prospectus, please contact the Funds by calling 1-800-617-0004 or by writing to:

ETF Series Solutions
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

This Information Statement/Prospectus sets forth concisely the information about the Acquiring Fund that you should know and should be retained for future reference. Additional copies of this Information Statement/Prospectus will be delivered to you promptly upon request.

For a free copy of the Funds’ most recent annual report, please contact the Funds by calling the above-referenced telephone number or by writing to the Funds at the above-referenced address.

Shareholder approval is not required to effect the Reorganization. No action on your part is required to effect the Reorganization.

The SEC has not approved or disapproved the Acquiring Fund’s shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.
Table of Contents

SUMMARY	3
Comparison of the Acquired Fund and the Acquiring Fund	3
Federal Income Tax Consequences of the Reorganization	4
Comparison of Fundamental and Non-Fundamental Investment Policies	5
Comparison of Principal Risks of Investing in the Funds	6
The Funds’ Fees and Expenses	12
Example	12
Portfolio Turnover	13
Comparison of Principal Investment Strategies and Performance	13
INFORMATION ABOUT THE REORGANIZATION	18
ADDITIONAL INFORMATION ABOUT THE FUNDS	22
AVAILABLE INFORMATION	24
LEGAL MATTERS	25
EXPERTS	25
OTHER MATTERS	25
APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION	Appendix A-1
APPENDIX B - SHAREHOLDER INFORMATION FOR THE FUNDS	Appendix B-1
APPENDIX C - FINANCIAL HIGHLIGHTS	Appendix C-1
PART B - SAI	1
Contents of the SAI	2
Supplemental Financial Information	3
PART C - OTHER INFORMATION	1

SUMMARY
The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein by reference. You should read carefully the entire Information Statement/Prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.
As used herein, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (3) the issuance of shares of beneficial interest by the Acquiring Fund to the Acquired Fund in an amount that will equal, in aggregate net asset value (and cash in lieu of fractional shares, if any), to the aggregate net asset value of the shares of the Acquired Fund, on the last business day preceding the closing of the Reorganization; (4) the distribution of shares of the Acquiring Fund pro rata to the shareholders of the Acquired Fund with holders of shares of the Acquired Fund receiving the number of shares of the Acquiring Fund (and cash in lieu of fractional shares, if any) equal in value to the aggregate net asset value of the shares of the Acquired Fund that the shareholder held immediately prior to the Reorganization; and (5) the ultimate redemption and cancellation by the Trust of the shares of the Acquired Fund in complete liquidation and dissolution of the Acquired Fund.
The Reorganization is not expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Code. Accordingly, it is anticipated that the Reorganization should be a taxable transaction, and that the Acquired Fund should recognize gain or loss, if any, in connection with the transfer of its assets to the Acquiring Fund, which may require the Acquired Fund to make taxable distributions to its shareholders. Further, a shareholder’s exchange of Acquired Fund shares for Acquiring Fund shares is expected to be a taxable event with the exception of shareholders who hold shares in a tax deferred account. For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this Information Statement/Prospectus.

Comparison of Acquired Fund and Acquiring Fund
    The following table provides a comparison of pertinent information of the current Acquired Fund and Acquiring Fund.

	Acquired Fund (Loncar China BioPharma ETF)	Acquiring Fund (Range Cancer Immunotherapy ETF)
Form of Organization	Delaware Statutory Trust	Same.
Net Assets as of July 25, 2023	$4,518,071	$10,834,197
Investment Objective	The Fund seeks to track the performance, before fees and expenses, of the Loncar China BioPharma Index	The Fund seeks to track the performance, before fees and expenses, of the Range Cancer Therapeutics Index
Index	The Index was developed in 2018 by Loncar Investments LLC, and seeks to track the performance of a modified equal-weighted portfolio of companies directly involved in the growth of China’s pharmaceutical and biotech related industries (China’s “biopharma sector”). The Index includes pharmaceutical companies, biotech companies, drug manufacturers, diagnostics companies, wholesalers or distributors of biopharma products, and biopharma service providers (“Biopharma Companies”).	The Index was established in 2023 by Range Fund Holdings and tracks the performance of a portfolio of U.S. exchange-listed pharmaceutical or biotechnology stocks or American Depositary Receipts (“ADRs”) with a market capitalization of more than $250 million. To be eligible for inclusion in the Index, companies must either derive (i) 50% or more of their commercial revenue from oncology products or (ii) 50% or more of their pipeline value (as defined by the Index Provider) from oncology drugs in development (collectively, “Cancer Therapeutics Companies”).
Investment Adviser	Exchange Traded Concepts, LLC	Same.
Portfolio Managers	Andrew Serowik, Todd Alberico, Gabriel Tan, and Brian Cooper co-manage the Fund.	Same.
Management Fee	0.79%	Same.
Total Annual Operating Expenses as a Percentage of Average Net Assets for the Period Ended February 28, 2023*	0.79%	Same.
* As reported in the Fund’s Semi-Annual Report dated February 28, 2023.

	Acquired Fund (Loncar China BioPharma ETF)	Acquiring Fund (Range Cancer Immunotherapy ETF)
How to Buy and Sell Shares
The Fund issues and redeems Shares at net asset value (“NAV”) only in Creation Units. Only authorized participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.
Same.
Tax Information	Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.	Same.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, Index Provider or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
Same.
Federal Income Tax Consequences of the Reorganization
The Reorganization is not expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Code. Accordingly, it is anticipated that the Reorganization should be a taxable transaction, and that the Acquired Fund should recognize gain or loss, if any, in connection with the transfer of its assets to the Acquiring Fund, which may require the Acquired Fund to make taxable distributions to its shareholders. If, as expected, the Reorganization does not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, (1) the tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred in the Reorganization will be the fair market value of such asset at the time the Reorganization is consummated (the “Effective Time”) and (2) the holding period in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred in the Reorganization will not include the period during which the Acquired Fund held such asset. The receipt by the shareholders of the Acquired Fund of shares of the Acquiring Fund in exchange for the cancellation of their shares in the Acquired Fund is expected to constitute a taxable exchange for those shareholders. In addition, (1) the aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Fund in the Reorganization is expected to be the fair market value of such shares at the Effective Time and (2) each

Acquired Fund shareholder’s holding period for its Acquiring Fund shares received in the Reorganization is not expected to include the period during which the shareholder held its Acquired Fund shares.

See “Information About the Reorganization – Federal Income Tax Consequences,” below.
At any time before the Reorganization takes place, a shareholder may sell their shares of the Acquired Fund. Generally, such sale would be a taxable transaction to the shareholder for federal income tax purposes.
Comparison of Fundamental and Non-Fundamental Investment Policies

Fundamental Investment Policies
Acquired Fund	Acquiring Fund
Except with the approval of a majority of the outstanding voting securities, the Fund may not:	Except with the approval of a majority of the outstanding voting securities, the Fund may not:
(1) Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will concentrate to approximately the same extent that the Index concentrates in the securities of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Same.
(2) Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.	Same.
(3) Make loans, except to the extent permitted under the 1940 Act.	Same.
(4) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.
Same.
(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
Same.
(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.	Same.
(7) With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. government, or its agencies or instrumentalities, or other investment companies).	Same.
The Acquiring Fund was previously classified as a non-diversified fund. The Board of the Acquiring Fund has approved a change in classification of the Acquiring Fund to a diversified fund effective July 26, 2023. As a result, the Acquired Fund and the Acquiring Fund have the same fundamental investment policies.

Non-Fundamental Investment Policies (may be changed without shareholder approval)
Acquired Fund	Acquiring Fund
The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in companies in the biotechnology or pharmaceutical sectors and economically tied to China.	The Fund invests, under normal circumstances, at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Range Cancer Therapeutics Index.
Comparison of Principal Risks of Investing in the Funds
    The following table compares the current principal risks of each Fund.

Principal Risk	Acquired Fund	Acquiring Fund
Cancer Therapeutics Companies Risk. The success of Cancer Therapeutics Companies heavily depends on the outcomes of clinical trials and obtaining necessary regulatory approvals for the development of new drugs and other treatments for cancer-related conditions. These companies face risks related to the failure of clinical trials, unforeseen safety issues, delays in the regulatory approval process, or failure to obtain approvals altogether. Cancer Therapeutics Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. Changes in healthcare policies, reimbursement rates, patent laws, or regulations governing drug development and commercialization can significantly impact the industry and individual companies. These changes may affect profitability, market access, and the viability of certain products or technologies.
A Cancer Therapeutics Company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The stock prices of Cancer Therapeutics Companies have been and will likely continue to be very volatile. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.
Certain companies in which the Fund may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. The international operations of many Cancer Therapeutics Companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business.
✓
China Biopharma Risk. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government. In the event that a product is discovered to be not compliant with the government’s standards and specifications, the health department may revoke its approval of such product, or otherwise limit the use of such product. Additionally, the process of conducting research and various tests on new products before obtaining a new medicine certificate from the National Medical Products Administration (“NMPA”) and subsequent procedures may take several years, and the price of certain biopharma products may be regulated in China. Changes in these laws and regulations, including banning or limiting certain products, could have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies held by the Fund.
✓

Principal Risk	Acquired Fund	Acquiring Fund
Currency Exchange Rate Risk. The Fund’s assets include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
✓
Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
	✓	✓
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
	✓	✓
ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:	✓	✓
◦APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
	✓	✓
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
	✓	✓

Principal Risk	Acquired Fund	Acquiring Fund
◦Shares May Trade at Prices Other Than NAV	As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. Because certain securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.	As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. Because the Underlying Shares of certain securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
	✓	✓
Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
	✓	✓

Principal Risk	Acquired Fund	Acquiring Fund
Geographic Investment Risk. Because the Fund invests primarily in the securities of China Biopharma Companies, it is more likely to be impacted by events or conditions affecting China.
Risks of Investing in China. Investments in Chinese issuers subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and is expanding the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. China is also vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to prolonged Covid lockdowns, market closures, travel restrictions, and quarantines, all of which would negatively impact China’s economy and could affect the economies of its trading partners.
For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.
✓
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
✓
Market Capitalization Risk.	✓
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
✓

Principal Risk	Acquired Fund	Acquiring Fund
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
✓
◦Small-Capitalization Investing/Small Companies Risk.	The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.	The Fund may invest in the securities of smaller-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of smaller-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Smaller-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Principal Risk	Acquired Fund	Acquiring Fund
Passive Investment Risk. The Fund is not actively managed, and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.
	✓	✓
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.	✓	✓
◦Health Care Sector Risk.
Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of healthcare through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.
The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration (“FDA”), NMPA, or other foreign or domestic governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the health care sector are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of these companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.
Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of healthcare through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Principal Risk	Acquired Fund	Acquiring Fund
Tax Risk. To qualify for the favorable tax treatment generally available to a regulated investment company (“RIC”), the Fund must satisfy, among other requirements described in the SAI, certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
	✓	✓
Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
	✓	✓

The Fund’s Fees and Expenses
The following table shows the current fees and expenses for the Acquired Fund compared to the Acquiring Fund (based on the twelve months ended February 28, 2023) and the pro forma fees and expenses of the Acquiring Fund for the same period assuming the Reorganization had been completed and effective for the twelve month period ended February 28, 2023.
Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Acquired Fund	Acquiring Fund	Acquiring Fund (Pro Forma)
Management Fee	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.79%	0.79%	0.79%
Example
The Example below is intended to help you compare the costs of investing in the Acquired Fund with the cost of investing in the Acquiring Fund, and of the Acquiring Fund on a pro forma basis assuming the Reorganization had been completed and effective for the twelve month period ended February 28, 2023. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Acquired Fund	$81	$252	$439	$978
Acquiring Fund	$81	$252	$439	$978
Acquiring Fund (Pro Forma)	$81	$252	$439	$978

Portfolio Turnover
The Fund incurs implicit and explicit transaction costs when it buys and sells securities (or “turns over” its portfolio). Such costs may include, but are not limited to, market impact, which is the effect that a market participant has when it buys or sells an asset, and commissions. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect a Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s shares. For the fiscal year ended August 31, 2022, the Funds’ portfolio turnover rates were:

Acquired Fund
Loncar China BioPharma ETF (CHNA)	27%
Acquiring Fund
Range Cancer Therapeutics ETF (CNCR)	64%
Comparison of Principal Investment Strategies and Performance

Principal Investment Strategies. The following is a comparison of the current principal investment strategies of the Funds. The Acquired Fund uses a passive management approach to track the performance of the Loncar China BioPharma Index. The Acquiring Fund uses a passive management approach to track the performance of the Range Cancer Therapeutics Index. While the principal investment strategies are distinctly different in material respects, including that the Acquired Fund is required to invest at least 80% of its net assets in companies in the biotechnology or pharmaceutical sectors that are economically tied to China and the Acquiring Fund’s index expressly prohibits companies based in China from being eligible for inclusion in the Index, both Funds seek to provide exposure to specific certain areas of the biotechnology and pharmaceutical space. Each Fund invests in equity securities and depositary receipts that are included in the Fund’s respective index.

Acquired Fund	Acquiring Fund
Loncar China BioPharma ETF (CHNA)	Range Cancer Therapeutics ETF (CNCR)
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Loncar China BioPharma Index (the “Index”).	The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Range Cancer Therapeutics Index (the “Index”).

Acquired Fund	Acquiring Fund
Loncar China BioPharma ETF (CHNA)	Range Cancer Therapeutics ETF (CNCR)
The Index was developed in 2018 by Loncar Investments LLC, the Fund’s index provider (“Loncar” or an “Index Provider”), and seeks to track the performance of a modified equal-weighted portfolio of companies directly involved in the growth of China’s pharmaceutical and biotech related industries (China’s “biopharma sector”). The Index includes pharmaceutical companies, biotech companies, drug manufacturers, diagnostics companies, wholesalers or distributors of biopharma products, and biopharma service providers (“Biopharma Companies”).
Loncar China BioPharma Index
The Index is constructed from the universe of Nasdaq- or Hong Kong Stock Exchange-listed companies identified by the Index methodology as Biopharma Companies. To maintain a focus on innovation in the Chinese biopharma sector, companies in the Index universe are screened to eliminate those that focus strictly on manufacturing active pharmaceutical ingredients. The remaining companies are then screened according to the Index rules to include only companies (i) whose principal corporate headquarters is in China or (ii) for which at least 51% of the value of their product revenue and pipeline is tied directly to the Chinese market (such remaining companies, “China Biopharma Companies”).
The pool of China Biopharma Companies is then screened for investibility leaving only companies having a market capitalization of at least USD$200 million, meeting a minimum liquidity threshold, and that are not publicly known to currently be under formal investigation by a government or regulatory entity.
At the time of each reconstitution of the Index on the second Monday of each February and August, each constituent is weighted equally, subject to the following adjustments applied depending on a company’s market capitalization to emphasize the role of larger companies in the Index: 140% weight for companies with a market capitalization of $10 billion or more; 100% weight for companies with a market capitalization between $1 billion and $10 billion; and 70% weight for companies with a market capitalization from $200 million to $1 billion.
As of November 15, 2022, the Index contained 60 companies, 9 of which were listed on Nasdaq and 51 of which were listed on the Hong Kong Stock Exchange. As of November 15, 2022, the three largest components of the Index were CanSino Biologics, Inc. (3.26%), Keymed Biosciences, Inc. (3.00%), and CSPC Pharmaceutical Group Ltd. (2.99%).
The Index was established in 2023 by Range Fund Holdings (“Range” or an “Index Provider”) and tracks the performance of a portfolio of U.S. exchange-listed pharmaceutical or biotechnology stocks or American Depositary Receipts (“ADRs”) with a market capitalization of more than $250 million. To be eligible for inclusion in the Index, companies must either derive (i) 50% or more of their commercial revenue from oncology products or (ii) 50% or more of their pipeline value (as defined by Range) from oncology drugs in development (collectively, “Cancer Therapeutics Companies”). Companies based in China are not eligible for inclusion in the Index. The Index is equal-weighted at the time of its semi-annual reconstitution and rebalance, which takes place on the third Tuesday of June and December.

Acquired Fund	Acquiring Fund
Loncar China BioPharma ETF (CHNA)	Range Cancer Therapeutics ETF (CNCR)
 The Fund’s Investment Strategy. The Fund attempts to invest all, or substantially all, of its assets in the component securities and depositary receipts that make up the Index. Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of biotech and pharmaceutical companies.

The Fund’s Investment Strategy. The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Past Performance. The following performance information indicates some of the risks of investing in the Funds. The bar chart shows each Fund’s performance for calendar years ended December 31. The table illustrates how each Fund’s average annual returns for the 1-year, 5-year (if applicable), and since inception periods compare with those of a broad measure of market performance and the applicable Index. Prior to June 20, 2023, the Acquiring Fund’s investment objective was to seek to track the total performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index, and consequently, the Acquiring Fund’s performance for periods shown below does not reflect the Acquiring Fund’s current objective. A Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information regarding the Acquiring Fund is also available on the Fund’s website at www.rangecncr.com. Updated performance information regarding the Acquired Fund is also available on the Fund’s website at www.loncarfunds.com/chna.
Acquiring Fund

50%
25%
0%
-25%
-50%
-25.36%
13.09%
-20.26%
24.07%
36.22%
-19.41%
-41.81%
2016
2017
2018
2019
2020
2021
2022

For the year-to-date period ended June 30, 2023, the Fund’s total return was -6.51%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 36.76% for the quarter ended June 30, 2020, and the lowest quarterly return was -24.18% for the quarter ended March 31, 2022.
Average Annual Total Returns
For the Period Ended December 31, 2022

Range Cancer Therapeutics ETF (formerly known as the Loncar Cancer Immunotherapy ETF)	1 Year	5 Year	Since Inception (10/13/15)
Return Before Taxes	-41.81%	-8.77%	-6.60%
Return After Taxes on Distributions	-41.81%	-8.98%	-6.84%
Return After Taxes on Distributions and Sale of Fund Shares	-24.75%	-6.37%	-4.76%
Loncar Cancer Immunotherapy Index*	-41.22%	-8.08%	-5.83%
(reflects no deduction for fees, expenses, or taxes)
S&P 500 Total Return Index	-18.11%	9.42%	11.50%
(reflects no deduction for fees, expenses, or taxes)
*Effective June 20, 2023, the Acquiring Fund no longer tracks the Loncar Cancer Immunotherapy Index.

Acquired Fund

40%
20%
0%
-20%
-40%
30.66%
34.38%
-9.42%
-28.00%
2019
2020
2021
2022

For the year-to-date period ended June 30, 2023, the Fund’s total return was -15.95%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 34.78% for the quarter ended December 31, 2022 and the lowest quarterly return was -29.66% for the quarter ended September 30, 2022.
Average Annual Total Returns
For the Period Ended December 31, 2022

Loncar China BioPharma ETF	1 Year	Since Inception (8/14/2018)
Return Before Taxes	-28.00%	-3.25%
Return After Taxes on Distributions	-28.00%	-4.21%
Return After Taxes on Distributions and Sale of Fund Shares	-16.58%	-2.67%
Loncar China BioPharma Index	-27.23%	-2.43%
(reflects no deduction for fees, expenses, or taxes)
NASDAQ Biotech Index	-10.91%	3.07%
(reflects no deduction for fees, expenses, or taxes)

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an IRA or other tax-advantaged accounts.
* * * * * * * * * * * * *

Shareholders should read the more complete information contained elsewhere in this Information Statement/Prospectus, the Funds’ Prospectus and Statement of Additional Information, as supplemented, and the Reorganization Agreement.

INFORMATION ABOUT THE REORGANIZATION

Reorganization Agreement. The Reorganization Agreement sets forth the terms by which the Acquired Fund will be reorganized into the Acquiring Fund. The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement. The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the Reorganization.

The Reorganization. The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, the Acquiring Fund will issue to the Acquired Fund that number of Acquiring Fund shares (and cash in lieu of fractional shares, if any) having an aggregate net asset value equal in value to the aggregate net asset value of the Acquired Fund, calculated as of the closing date of the Reorganization (the “Closing Date”). The Acquired Fund will redeem its shares in exchange for the Acquiring Fund shares received by it and will distribute such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. The Acquired Fund shareholders will receive the Acquiring Fund shares (and cash in lieu of fractional shares, if any) based on their holdings in the Acquired Fund as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of shares of the Acquiring Fund (plus cash received in lieu of fractional shares, if any) equal in value to the aggregate net asset value of such shareholder’s shares held in the Acquired Fund as of the Valuation Time. However, as an ETF, the market price of Acquiring Fund shares may be greater or less than its net asset value per share. After the Reorganization, all of the issued and outstanding shares of the Acquired Fund will be canceled and the transfer agent’s books of the Acquired Fund will be permanently closed.

Shares of the Funds are listed for trading on The Nasdaq Stock Market LLC In preparation for the closing of the Reorganization, trading in shares of the Acquired Fund is expected to be suspended as of the close of business on October 26, 2023.

The Reorganization is subject to a number of conditions, including, without limitation, the performance in all material respects of the agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be immediately after the close of business on or about October 27, 2023, or such other date as is agreed to by the parties.

The Reorganization Agreement may be amended by the authorized officers of the Trust; provided, however, that no such amendment may change the provisions for determining the number of Acquiring Fund shares to be issued to the Acquired Fund shareholders to the detriment of such shareholders without the Board’s approval.

Repositioning of the Acquired Fund’s Portfolio Assets. Prior to the consummation of the Reorganization, the Acquired Fund is planning to reposition certain of its portfolio holdings as part of the Reorganization. ETC expects that the Acquired Fund will sell or redeem in-kind substantially all of its investments and invest the proceeds of such sales or redemptions in cash and/or cash equivalents, or in securities currently held by the Acquiring Fund. As such the Acquired Fund may no longer be pursuing its investment objective prior to the consummation of the Reorganization. The Acquired Fund reported a negative return during the year ended December 31, 2022 and short- and long-term tax-loss carryforwards of $1.89 million and $1.92 million as of August 31, 2022, respectively; thus no capital gain distributions appear to be necessary. Additionally, any sales are not expected to result in the recognition of any capital gains or the distribution of any capital gains to Acquired Fund shareholders because, to the extent any capital gains are recognized, such gains are expected to be fully offset by the Acquired Fund’s capital loss carryforwards. However, the actual tax impact of such sales will depend on the difference between the price at which such portfolio assets were sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in excess of the Acquired Fund’s capital loss carryforwards would be distributed to the Acquired Fund’s shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions would be taxable to shareholders.

Federal Income Tax Consequences. Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Acquired Fund who hold their shares as capital assets. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Information Statement/Prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of the Acquired Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

The description of the tax consequences set forth herein will neither bind the Internal Revenue Service (“IRS”), nor preclude the IRS or the courts from adopting a contrary position. In addition, this discussion does not address any other state, local, or foreign income tax or non-income tax consequences of a Reorganization or of any transactions other than the Reorganization.

Shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

The Reorganization is not expected to be treated as a tax-free “reorganization” under section 368(a) of the Code. As a result, the Reorganization is expected to result in a taxable sale of the Acquired Fund’s assets and of the Acquired Fund shares such that:

i. The Acquired Fund should recognize gain or loss upon the transfer by the Acquired Fund of all of its assets to Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of Acquired Fund’s liabilities pursuant to the Agreement in an amount equal to the difference between (x) Acquired Fund’s amount realized (i.e., the fair market value of the Acquiring Fund shares received and the amount of the Acquired Fund’s liabilities assumed in the Reorganization) and (y) Acquired Fund’s adjusted tax basis for U.S. federal income tax purposes in the assets immediately prior to the Reorganization.

ii. Each Acquired Fund shareholder should recognize gain or loss on such shareholder’s receipt of Acquiring Fund shares in exchange for the shareholder’s Acquired Fund shares in connection with the Reorganization in an amount equal to the difference between (x) the shareholder’s amount realized (i.e., the fair market value of the Acquiring Fund shares received by the shareholder in the Reorganization) and (y) the shareholder’s adjusted tax basis for U.S. federal income tax purposes in his or her Acquired Fund shares immediately prior to the Reorganization. Long-term capital gains are subject to preferential tax rates in the hands of non-corporate U.S. shareholders. The use of capital losses is subject to significant limitations.

iii. The holding period of the assets acquired by the Acquiring Fund should begin on the day after the Closing Date. The Acquiring Fund’s tax basis in the assets should be equal to the sum of (i) the fair market value of the Acquiring Fund shares transferred to Acquired Fund in exchange for such Assets and (ii) the amount of the Acquired Fund’s liabilities assumed by the Acquiring Fund in the Reorganization.

iv. The aggregate tax basis of the Acquiring Fund shares received in connection with the Reorganization by each Acquired Fund shareholder should be equal to the aggregate fair market value of the Acquiring Fund shares received on the Closing Date.

v. The holding period of the Acquiring Fund shares received in connection with the Reorganization by each of the Acquired Fund shareholders should begin on the day after the Closing Date.

Immediately prior to the Closing Date, the Acquired Fund will declare and pay a dividend to its shareholders that, together with all previous dividends for the taxable year, is intended to have the effect of distributing to Acquired Fund shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net capital gain (taking into account available capital loss carryforwards), if any, and net tax-exempt income, if any, for the taxable year ending on the Closing Date.

Because the Reorganization is not expected to qualify as a tax-free reorganization, the Acquired Fund’s capital loss carry forwards, if any, as of the Closing Date will not be available to the Acquiring Fund to offset its capital gains.

Board Considerations

    Due to the lack of scale in each Fund, and to eliminate duplicative products, ETC recommended the Reorganization of the Acquired Fund into the Acquiring Fund.

In considering the approval of the Reorganization Agreement, the Board requested and evaluated information provided by ETC regarding the Reorganization, including, among other information: (1) the potential benefits of the Reorganization to shareholders; (2) a comparison of the Acquired Fund’s and Acquiring Fund’s investment objectives, policies (including fundamental investment policies), strategies, and risks; (3) the experience and qualifications of ETC and key personnel managing the Acquiring Fund; (4) the effect of the Reorganization on the Acquired Fund’s annual operating expenses, including a comparison of the Acquired Fund’s and Acquiring Fund’s management fee; (5) the relative historical performance records of the Acquired Fund and the

Acquiring Fund; (6) any change in shareholder rights; (7) the direct or indirect federal income tax consequences of the Reorganization to shareholders; (8) any fees or expenses that will be borne directly or indirectly by the Acquired Fund in connection with the Reorganization, including the costs to repositioning the Acquired Fund’s portfolio in anticipation of, or as a result of, the Reorganization; (9) the terms and conditions of the Reorganization Agreement and whether the Reorganization would result in dilution of shareholder interests; (10) the potential benefits of the Reorganization to other persons, including ETC and its affiliates, and (11) possible alternatives to the Reorganizations, including the potential liquidation of the Acquired Fund. The Board also considered the recommendation of ETC, discussions with representatives of ETC and Trust management, and the Board’s fiduciary duties under federal and state law.

At its meeting held on July 24, 2023, the Board, including the Independent Trustees, concluded that each Fund’s participation in the Reorganization is in the Fund’s best interests, and that the interests of existing shareholders of the applicable Fund would not be diluted as a result of the Reorganization, and approved the Reorganization Agreement.

In approving the Reorganization, the Board considered various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive. The determinations were made on the basis of the business judgment of the Board after consideration of all of the factors taken as a whole, though individual members of the Board may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

a.The Funds have similar investment strategies and are both passive ETFs whose investment objective is to follow the Fund’s respective index, and each Fund provides exposure to biotechnology and pharmaceutical companies, although the Board acknowledged the differences in the investment strategies between the Funds, including a different geographical focus; as such, the Reorganization would permit shareholders of the Acquired Fund to continue to pursue a similar investment strategy in the Acquiring Fund;
b.The Acquired Fund and the Acquiring Fund have the same fundamental investment restrictions and similar non-fundamental investment restrictions;
c.The Acquired Fund and the Acquiring Fund each have the same investment adviser and portfolio managers responsible for day-to-day management of the portfolio. There would be no change to any of the Funds’ other service providers after the Reorganization;
d.The Acquired Fund and the Acquiring Fund are series of the same Trust, and therefore there will be no change in shareholder rights, and the Board will continue to oversee the Acquiring Fund;
e.The expenses relating to the proposed Reorganization, which are estimated to be approximately $75,000, whether or not consummated, will be borne by ETC, other than transaction costs associated with any repositioning of the Acquired Fund’s holdings;
f.The transaction costs associated with repositioning the Acquired Fund's holdings.
g.The Acquired Fund and the Acquiring Fund have the same unitary management fee of 0.79%;
h.The Reorganization will result in shareholders of the Acquired Fund having the same total annual operating expense ratio in the Acquiring Fund;
i.The Acquired Fund and the Acquiring Fund's performance for various periods ended May 31, 2023, although the Board noted that the Acquiring Fund had changed the Index that it tracks effective June 20, 2023, and that therefore past performance comparisons were less relevant because of these changes. The Board also noted that the Acquired Fund's Index has a specific geographic focus the Acquiring Fund's prior Index did not;
j.The Acquiring Fund will be the accounting/performance survivor in the Reorganization;
k.ETC has represented that the long-term viability of each Fund is in question due to its small size and that the larger asset size of the Acquiring Fund after the Reorganization will increase the long-term viability of the combined Funds;
l.The Reorganization will be effected on the basis of each Fund’s net asset value, which will be determined in accordance with each Fund’s normal valuation procedures, which are identical; and
m.The interests of the shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the Reorganization.

The Board also considered that ETC is subject to certain conflicts of interest in recommending the Reorganization. The Board noted and considered that the Reorganization could relieve ETC of the obligation to pay certain operating expenses of the Acquired Fund, while retaining the assets by combining them with the Acquiring Fund. The Board considered that, if the Acquiring Fund’s total net assets increase over time as a result of the Reorganization, ETC could benefit from an increase in advisory fees.

Additionally, the Board considered that the Reorganization is not expected to qualify as a tax-free reorganization for U.S. federal income tax purposes and that the Reorganization may cause the Acquired Fund’s shareholders to recognize gain or loss in connection with the transfer of the Acquired Fund’s assets to the Acquiring Fund. The Board considered that ETC believes that the only viable alternative to the Reorganization is liquidating the Acquired Fund, and that the tax implications of liquidation would be substantially similar to those following the Reorganization. In considering the alternative of liquidation and a taxable reorganization, and the potential tax consequences to shareholders of either option, the Board noted that (1) Acquired Fund shareholders not wishing to become part of the Acquiring Fund could sell their shares of the Acquired Fund at any time prior to the closing of the Reorganization without penalty (and would bear any tax consequences in connection with such sale) and (2) that the Reorganization would allow shareholders of the Acquired Fund who wished to retain their investment to do so in a fund with a similar investment strategy managed by the same investment adviser and in a similar manner.

Costs and Expenses of the Reorganization. The Reorganization Agreement provides that the direct expenses of the Reorganization will be borne entirely by ETC, regardless of whether the Reorganization is consummated. The costs of the Reorganization include, but are not limited to: costs associated with obtaining any necessary order of exemption from the Investment Company Act, preparing, printing, and distributing the Information Statement/Prospectus and prospectus supplements of the Acquired Fund relating to the Reorganization, and expenses of winding down the operations and terminating the existence of the Acquired Fund; and legal fees of counsel to the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus. The costs of the Reorganization do not include expenses related to the purchase or sale of the Fund’s holdings, including expenses related to the repositioning of the Acquired Fund’s holdings.

The Acquired Fund and the Acquiring Fund may incur costs related to repositioning the Fund’s portfolio in the form of brokerage commissions and other trading-related costs. As of July 27, 2023, ETC estimates total brokerage commissions and other trading-related costs to be approximately $15,876, and such costs will be borne by the Funds.

Capitalization. The following table sets forth the capitalization of the Acquired Fund and the Acquiring Fund as of July 25, 2023, and on a pro forma basis after giving effect to the Reorganization.

Fund Capitalization as of July 25, 2023	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Fund	$4,518,071	275,000	$16.43
Decrease in shares outstanding of the Acquired Fund to reflect the exchange for shares of the Acquiring Fund		(275,000)
Acquiring Fund	$10,834,197	850,000	$12.75
Acquiring Fund (pro forma)	$15,352,268	1,204,466	$12.75

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchase and Sale of Shares. The purchase and redemption policies for the Funds are identical and are highlighted below. For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix B.

    Shares are listed on a national securities exchange, such as the Exchange, and most investors will buy and sell Shares through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 50,000 Shares, though this may change from time to time.

    The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Distributions. The Acquired Fund and Acquiring Fund each intend to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually. Each Fund will declare and pay capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Tax Information. Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation. If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Investment Advisory Agreement. Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (the “Advisory Agreement”), ETC provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

Please refer to “Summary – The Fund’s Fees and Expenses” which illustrates the pro forma operating expenses for the Acquiring Fund after giving effect to the Reorganization. A discussion regarding the Board’s basis for approving the investment advisory agreements for the Fund is included in the Fund’s annual report to shareholders dated August 31, 2022.

Valuation. The Funds have the same Valuation Policy, which is more fully discussed in Appendix B, “Shareholder Information for the Funds.”

Description of the Securities to be Issued; Rights of Shareholders. Set forth below is a description of the Acquiring Fund shares to be issued to the shareholders of the Acquired Fund in the Reorganization. Also set forth below is a discussion of the rights of shareholders of the Fund. Because the Funds are each a series of the Trust, the Funds’ shares have identical characteristics.

The following is a summary of the material rights of shareholders of the Acquired Fund and the Acquiring Fund, but does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Trust’s Agreement and Declaration of Trust, and the Trust’s Amended and Restated By-Laws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

ETF Series Solutions
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-800-617-0004

Form of Organization. Each Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on February 9, 2012.

Description of Shares. The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share represents an equal proportionate interest in a Fund with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of a Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Voting Rights. Each Share of the Acquired Fund and the Acquiring Fund has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Shareholder Liability. Delaware law does not include an express provision relating to the limitation of liability of the beneficial owners of a Delaware statutory trust. The Governing Instruments provide that shareholders shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the General Corporation Law of the State of Delaware. Neither the Trust nor the Trustees, nor any officer, employee nor agent of the Trust shall have any power to bind personally any Shareholders, nor, except as provided in the Governing Instruments, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

Preemptive Rights. Shareholders shall have no preemptive or other right to subscribe to additional shares or other securities issued by the Trust or a Fund.

Fund Trustees and Officers. The Trust is managed by the Board. The persons sitting on the Board will continue to be the same after the Reorganization.

Investment Adviser. Each Fund’s investment adviser is Exchange Traded Concepts, LLC, an Oklahoma limited liability company and is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Fund Management. ETC will continue to be responsible for providing investment advisory/portfolio management services to the Acquiring Fund following the Reorganization. The portfolio management team for both the Acquired Fund and the Acquiring Fund consists of Andrew Serowik, Todd Alberico, Gabriel Tan, and Brian Cooper.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Fund.

Other Fund Service Providers. The Funds use the services of U.S. Bank Global Fund Services (“Fund Services”) as their transfer agent, administrator, and index receipt agent. The Funds also use the services of U.S. Bank N.A., an affiliate of Fund Services, as their custodian. Upon completion of the Reorganization, Fund Services and U.S. Bank N.A. will continue to provide services to the Acquiring Fund.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Trust.

Ownership of Securities of the Funds. As of July 25, 2023, the Record Date, the Funds had the following number of shares issued and outstanding. As of the same date, trustees and officers of the Funds as a group owned less than 1% of the outstanding voting securities of each of the Funds.

Shares Issued & Outstanding as of July 25, 2023
Range Cancer Therapeutics ETF (CNCR)	850,000
Loncar China BioPharma ETF (CHNA)	275,000

As of July 25, 2023, the Record Date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Funds:

Range Cancer Therapeutics ETF (CNCR)
Name and Address	% Ownership	Ownership Type
National Financial Services LLC 200 Liberty Street New York, NY 10281	15.24%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	13.31%	Record
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	6.81%	Record
Citibank, N.A. 388 Greenwich St New York, NY 10113	6.33%	Record
LPL Financial 75 State Street, 22nd Floor Boston, MA 02109	5.14%	Record

Loncar China BioPharma ETF (CHNA)
Name and Address	% Ownership	Ownership Type
National Financial Services LLC 200 Liberty Street New York, NY 10281	18.45%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	11.69%	Record
Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282	10.26%	Record
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005-1101	8.16%	Record
J.P. Morgan Securities LLC/JPMC 383 Madison Avenue New York, NY 10179	7.24%	Record
Citibank, N.A. 388 Greenwich St New York, NY 10113	7.17%	Record

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the Investment Company Act) such Fund or that class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.

AVAILABLE INFORMATION

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC. Reports and other information filed by the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference

Section, 100 F Street, NE, Washington, D.C. 20549-1520. In addition, the Funds’ shares are listed on the Exchange. Reports, proxy statements and other information that may be filed with the Exchange and also may be inspected at the offices of the Exchange.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Acquiring Fund will be passed on by the law firm of Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington DC 20004-2541, which serves as counsel to the Trust.

EXPERTS

The financial statements and financial highlights of the Acquired Fund and the Acquiring Fund, each a series of the Trust, incorporated in this Information Statement/Prospectus by reference from the Annual Report on Form N-CSR for the fiscal year ended August 31, 2022 have been audited by Cohen & Company, Ltd., an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial highlights have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The information in Appendix C to the Information Statement/Prospectus supplements and should be read in conjunction with the foregoing information.

OTHER MATTERS

The Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Funds at the attention of Joshua J. Hinderliter, c/o ETF Series Solutions, 615 East Michigan Street, Milwaukee, Wisconsin 53202, so that they are received within a reasonable time before the proxy solicitation for that meeting is made. The timely submission of a proposal does not guarantee it will be included in the proxy materials.

By order of the Board of Trustees,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Secretary
ETF Series Solutions

APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide shareholders with information regarding its terms. It is not intended to provide any other factual information about the Trust. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here.

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of [ ], 2023, by and between ETF Series Solutions, a Delaware statutory trust (the “Trust”), on behalf of its series, the Range Cancer Therapeutics ETF (the “Acquiring Fund”) and the Trust, on behalf of its series, the Loncar China BioPharma ETF (the “Acquired Fund” and, together with the Acquiring Fund, the “Funds”). Exchange Traded Concepts, LLC (“ETC”) is a party to this Agreement solely for purposes of paragraph 8.2. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by the Trust on behalf of the Acquiring Fund and Acquired Fund.

The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for: (i) shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) (and cash in lieu of fractional shares) and (ii) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in redemption of all outstanding Acquired Fund Shares (as defined below) and in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are separate investment series of a registered open-end management investment company, and the Acquired Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest; and

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined, with respect to the Acquired Fund, that (1) participation in the applicable Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the applicable Reorganization; and

WHEREAS, the Board has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization; and

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1    The Reorganization. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), the Trust shall assign, deliver, and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to the Acquiring Fund, and the Trust shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund shall deliver Acquiring Fund Shares (and cash in lieu of fractional shares, if any) to the Acquired Fund. The number of the Acquiring Fund’s Shares to be delivered shall be determined as set forth in paragraph 2.3. Acquiring Fund Shares shall be delivered to the Acquired Fund in Creation Unit aggregations only, meaning, for purposes of the Reorganization only, specified blocks of 50,000 Acquiring Fund Shares (each a “Creation Unit Aggregation”).

1.2    Assets of the Acquired Fund. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Valuation Time (as defined in paragraph 2.5), books and records of the Acquired Fund, and any other property owned by the Acquired Fund at the Valuation Time (collectively, the “Assets”).

Appendix A-1

1.3    Liabilities of the Acquired Fund. The Acquiring Fund will assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent, or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).

1.4    Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), the Acquired Fund will distribute (or cause its transfer agent to distribute) the Acquiring Fund Shares received from the Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books, share records, or global Depository Trust Company (“DTC”) certificate, as appropriate, of the Acquiring Fund to open accounts on the books, share records, or global DTC certificate, as appropriate, of the Acquiring Fund in the names of Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due to each shareholder. The Acquired Fund Shareholder being entitled to receive that number of Acquiring Fund Shares (and cash in lieu of fractional shares) equal in value to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue share certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5    Recorded Ownership of Acquiring Fund Shares. DTC will act as securities depositary for the Acquiring Fund Shares. The Shares of the Acquiring Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for the Acquired Fund Shares. Access to DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of all Acquiring Fund Shares will be limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in the Acquired Fund’s Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through DTC Participants a written confirmation relating to their ownership of the Acquired Fund’s Shares.

1.6    Filing Responsibilities of Acquired Fund. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “SEC”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

ARTICLE II

VALUATION

2.1    Net Asset Value of the Acquired Fund. The net asset value of the Acquired Fund’s Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquired Fund.

2.2    Net Asset Value of the Acquiring Fund. The net asset value of the Acquiring Fund’s Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.

2.3    Calculation of Number of Acquiring Fund Shares. The number of the Acquiring Fund’s Shares to be issued in connection with the Reorganization shall be determined by dividing the value of the per share net asset value of the Acquired Fund Shares participating therein, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2. The parties agreed that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund’s Shares (and cash in lieu of fractional shares, if any) to be so credited to the Acquired Fund’s Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund Shares owned by the Acquired Fund’s Shareholders at the Effective Time.

2.4    Determination of Value. All computations of value hereunder shall be made in accordance with the applicable Fund’s regular practice and the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”)
Appendix A-2

and shall be subject to confirmation by such Fund’s respective independent registered public accounting firm upon reasonable request by such Fund. The Trust and the Acquired Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences for prices of portfolio securities of the Acquired Fund which are also held by the Acquiring Fund.

2.5    Valuation Time. The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).

ARTICLE III

CLOSING

3.1    Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of the Trust on or about October 27, 2023, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place immediately after the close of business on the Closing Date unless otherwise provided herein (the “Effective Time”).

3.2    Transfer and Delivery of Assets. The Trust shall direct U.S. Bank, National Association (“U.S. Bank”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer of the Trust stating that: (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by U.S. Bank, on behalf of the Acquired Fund, to U.S. Bank, as custodian for the Acquiring Fund. Such securities shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. U.S. Bank, on behalf of the Acquired Fund, shall deliver to U.S. Bank, as custodian of the Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of U.S. Bank and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act, in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories.

3.3    Share Records. By the Closing, the Trust’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), shall deliver to the Trust, or its designated agent, instructions necessary for the pro rata distribution of Acquiring Fund Shares as provided in Section 1.4, all as of the close of business on the Valuation Date. The Trust’s Transfer Agent, shall deliver to the Trust evidence that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund and that such Acquiring Fund Shares have been credited pro rata to open accounts in the names of Acquired Fund shareholders as provided in Section 1.4.

3.4    Postponement of Valuation Time. In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1    Representations and Warranties of the Acquired Fund. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Acquired Fund represents and warrants to the Acquiring Fund as follows:

4.1.1    The Acquired Fund is a duly established series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust and By-Laws, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.1.2    The Trust is registered with the SEC as an open-end management investment company under the Investment Company Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

Appendix A-3

4.1.3    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act, and such as may be required under state securities laws.

4.1.4    The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and the prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the Investment Company Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.1.5    At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

4.1.6    The Trust is not engaged currently, and the execution, delivery, and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of its Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound.

4.1.7    All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

4.1.8    Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.1.9    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at and for the year ended August 31, 2022 have been audited by Cohen & Company, Ltd., the Acquired Fund’s independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be recorded in the financial statements, or disclosed in the notes thereto, in accordance with GAAP as of such date that are not disclosed therein.

4.1.10    Since August 31, 2022, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph 4.1.10, a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.1.11    At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. No such return is currently under audit, and no assessment has been asserted with respect to such returns.

4.1.12    At the end of its first taxable year since its commencement of operations, the Acquired Fund properly elected to be treated as a separate “regulated investment company” under Section 851(g) of the Internal Revenue Code of 1986, as
Appendix A-4

amended (the “Code”). The Acquired Fund has met the requirements of Part I of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations and will continue to meet such requirements at all times for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquired Fund will qualify as a regulated investment company as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b) (3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Acquired Fund has not at any time since its inception been liable, nor is now liable for, any income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquired Fund’s books. The Acquired Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder. All dividends paid by the Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquired Fund is in compliance in all material respects with applicable Treasury Regulations of the Internal Revenue Service (“IRS”) pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, has withheld in respect of dividends and other distributions, paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.1.13    All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund Shares are not, and will not be subject to preemptive or objecting shareholder rights; and the Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into the Acquired Fund’s shares.

4.1.14    The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board, on behalf of the Acquired Fund, which has made the determinations required by Rule 17a-8(a) under the 1940 Act, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

4.1.15    The Information Statement/Prospectus (as defined in paragraph 5.5), insofar as it relates to the Acquired Fund, will, at the Effective Time, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the Investment Company Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2    Representations and Warranties of the Acquiring Fund. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Acquiring Fund represents and warrants to the Acquired Fund as follows:

4.2.1    The Acquiring Fund is a duly established series of the Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.2.2    At the Effective Time, the Trust will be registered with the SEC as an open-end management investment company under the Investment Company Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.

4.2.3    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the Investment Company Act and such as may be required under state securities laws.

4.2.4    The current prospectus, statement of additional information, shareholder reports, marketing, and other related materials of the Acquiring Fund and the prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the Investment Company Act and the rules and regulations of the SEC thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated
Appendix A-5

therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.2.5    At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.

4.2.6    The Acquiring Fund is not engaged currently, and the execution, delivery, and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of the Trust’s Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

4.2.7    Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, or the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.2.8     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at and for the year ended August 31, 2022 have been audited by Cohen & Company, Ltd., the Acquiring Fund’s independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be recorded in the financial statements, or disclosed in the notes thereto, in accordance with GAAP as of such date that are not disclosed therein.

4.2.9    Since August 31, 2022, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund in writing. For the purposes of this paragraph 4.2.9, a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.2.10    At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

Appendix A-6

4.2.11    At the end of its first taxable year since its commencement of operations, the Acquiring Fund properly elected to be treated as a separate “regulated investment company” under Section 851(g) of the Code. The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations and will continue to meet such requirements at all times through the Closing Date. The Acquiring Fund will qualify as a regulated investment company as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) (1) of the Code. The Acquiring Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquiring Fund’s books. The Acquiring Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder. All dividends paid by the Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquiring Fund is in compliance in all material respects with applicable Treasury Regulations of the IRS pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, has withheld in respect of dividends and other distributions, paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.2.12    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board, on behalf of the Acquiring Fund, which has made the determinations required by Rule 17a-8(a) under the 1940 Act, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

4.2.13    The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares will be fully paid and non-assessable by the Trust, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund Shares are not, and will not be subject to preemptive or objecting shareholder rights; and the Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into the Acquiring Fund’s shares.

4.2.14    The Information Statement/Prospectus, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the Investment Company Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1    Conduct of Business. The Acquiring Fund and the Acquired Fund will operate their business in the ordinary course consistent with Trust practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. Notwithstanding the foregoing, the Acquired Fund agrees to dispose of certain assets prior to the Closing, but only if and to the extent necessary, so that at the Effective Time, when the assets of the Acquired Fund are aggregated with the Acquiring Fund’s assets, the resulting portfolio will meet the Acquiring Fund’s investment objective, policies and restrictions, as set forth in the Acquiring Fund’s Information Statement/Prospectus (as defined in Section 5.5). Notwithstanding the foregoing, nothing herein will require the Acquiring Fund to dispose of any investments or securities if, in the reasonable judgment of the Board or ETC, such disposition would adversely affect the status of the Reorganization as a “reorganization” as such term is used in Section 368(a) of the Code or would otherwise not be in the best interests of the Acquired Fund.

5.2    No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

Appendix A-7

5.3    Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4    Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5    Information Statement/Prospectus. The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of an Information Statement/Prospectus statement on Form N-14 (the “Information Statement/Prospectus”), in compliance with the 1934 Act and the Investment Company Act.

5.6    Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund’s Shares received at the Closing.

5.7    Best Efforts. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8    Other Instruments. The Acquired Fund and the Acquiring Fund, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable to vest in and confirm (a) the Acquired Fund, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9    Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the Investment Company Act and such of the state blue sky or securities laws as may be necessary to continue its operations after the Effective Time.

5.10    Regulated Investment Company Distribution. On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT

6.1    Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.1.1    All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.1.2    The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

6.1.3    The Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.

6.1.4    The Acquired Fund and the Acquiring Fund shall have agreed on the number of Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

Appendix A-8

6.2    Conditions Precedent to Obligations of the Acquiring Fund. The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.2.1    All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.2.2    The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of the Trust.

6.2.3    The Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.

6.2.4    The Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Effective Time.

6.2.5    The Acquired Fund and the Acquiring Fund shall have agreed on the number of Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.3    Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the applicable Acquired Fund or the Acquiring Fund, at its option, shall not be required to consummate the transactions contemplated by this Agreement.

6.3.1    The Agreement and the transactions contemplated herein shall have been approved by the Board, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3.1.

6.3.2    At the Effective Time, no action, suit, or other proceeding shall be pending or, to the knowledge of the Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

6.3.3    All consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

6.3.4    Reserved.

6.3.5    U.S. Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.

6.3.6    The Transfer Agent shall have delivered to the Trust a certificate of its authorized officer as set forth in paragraph 3.3.

6.3.7    The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

6.3.8    Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

LIABILITY

Appendix A-9

7.1    Liability of the Trust. The Trust understands and agrees that the obligations of either the Acquired Fund or the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent, or employee of the Trust personally, but bind only the Acquired Fund and its property or the Acquiring Fund and its property. Moreover, no series of the Trust other than the Acquired Fund or Acquiring Fund shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund and to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The Trust represents that it has notice of the provisions of the Trust’s Declaration of Trust disclaiming such shareholder and trustee liability for acts or obligations of the Acquired Fund or Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1    No Broker or Finder Fees. The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2    Expenses of Reorganization. The expenses relating to the proposed Reorganization, which are estimated to be approximately $75,000, whether or not consummated, will be borne by ETC. The costs of the Reorganization shall include, but not be limited to: costs associated with obtaining any necessary order of exemption from the Investment Company Act, preparing, printing, and distributing the Information Statement/Prospectus and prospectus supplements of the Acquired Fund relating to the Reorganization, and expenses of winding down the operations and terminating the existence of the Acquired Fund; and legal fees of counsel to the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1    Amendments. This Agreement may be amended, modified, or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the Board of the Acquired Fund pursuant to paragraph 6.3.1 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without the Board’s further approval.

9.2    Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:
If to the Trust:

ETF Series Solutions
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
Attention: Joshua J. Hinderliter, Secretary
Phone: (513) 493-5880
Email: josh.hinderliter@usbank.com

With copies (which shall not constitute notice) to:
Appendix A-10

Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541
Phone: (202) 373-6799
Email: christopher.menconi@morganlewis.com

If to Exchange Traded Concepts, LLC:

Richard Malinowski
295 Madison Avenue, 26th Floor
New York, NY 10017
Phone: (518) 282-4558
Email: richardm@exchangetradedconcepts.com

ARTICLE XI

MISCELLANEOUS

11.1    Entire Agreement. The Trust agrees that it has not made any representation, warranty, or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2    Survival. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

11.3    Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4    Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5    Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6    Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.
Appendix A-11

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [ ] day of [ ], 2023.

ETF SERIES SOLUTIONS	ETF SERIES SOLUTIONS
ON BEHALF OF THE LONCAR CHINA BIOPHARMA ETF	ON BEHALF OF THE RANGE CANCER THERAPEUTICS ETF

Name: Joshua J. Hinderliter	Name: Joshua J. Hinderliter
Title: Secretary	Title: Secretary

Solely for purposes of paragraph 8.2

EXCHANGE TRADED CONCEPTS, LLC

Name:
Title:

Appendix A-12

APPENDIX B - SHAREHOLDER INFORMATION FOR THE FUNDS
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the applicable Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.
Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the applicable Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of each Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of each Fund’s Index.
The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of Index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by a Fund or resulting from certain corporate actions.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an
Appendix B-1

order to redeem Creation Units, as set forth below) of such Funds is received and accepted is referred to as the “Order Placement Date.”
Except as otherwise set forth in this SAI, orders to purchase Shares directly from the Loncar China BioPharma ETF (the “T-1 Fund”) on the next Business Day must be submitted in proper form to the Transfer Agent as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. The Business Day following the day on which such an order is submitted to purchase Creation Units (or an order to redeem Creation Units, as set forth below) of the Fund is referred to as the “Order Placement Date.”
The order cut-off time for orders to purchase Creation Units of the Range Cancer Therapeutics ETF and for a T-1 Fund when the Deposit Securities for the T-1 Fund include only U.S. Treasury Bills is expected to be 4:00 p.m. Eastern time, which time may be modified by each Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m. Eastern time or such earlier time as may be designated by each Fund and disclosed to Authorized Participants.
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, a Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Appendix B-2

HOW TO BUY AND SELL SHARES
Each Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.
Determination of Net Asset Value (NAV)
Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV for each Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board (as described below).
Fair Value Pricing
The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has appointed the Adviser as each Fund’s valuation designee to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. Accordingly, the Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. Generally, when fair valuing a security held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the
Appendix B-3

Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, a Fund may not be able to obtain the fair value assigned to the security upon the sale of such security.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with a Fund.
DISTRIBUTION AND SERVICE PLAN
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Funds’ websites at www.LoncarFunds.com and www.rangecncr.com.

Appendix B-4

APPENDIX C - FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, the Acquiring Fund will be the accounting survivor of the Acquired Fund. The following financial highlights are intended to help you understand the Acquired Fund’s financial performance for the fiscal periods shown below compared to the financial performance of the Acquiring Fund. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

Appendix C-1

Range Cancer Therapeutics ETF (formerly known as the Loncar Cancer Immunotherapy ETF)

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

			Year Ended August 31,
	Six-Months Ended February 28, 2023 (Unaudited)		2022	2021	2020	2019	2018

Net asset value,
beginning of year	$15.49		$30.65	$26.86	$19.54	$25.73	$25.69

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss) (1)	(0.03)		(0.06)	(0.11)	(0.07)	(0.05)	(0.09)
Net realized and unrealized
gain (loss) on investments (2)	(2.03)		(13.25)	4.19	7.39	(6.14)	0.48
Total from investment operations	(2.06)		(13.31)	4.08	7.32	(6.19)	0.39

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.61)	(0.29)	—	—	(0.35)
Tax return of capital to shareholders	—		(1.24)	—	—	—	—
Total distributions to shareholders	—		(1.85)	(0.29)	—	—	(0.35)

Net asset value, end of year	$13.43		$15.49	$30.65	$26.86	$19.54	$25.73

Total return	-13.28%	(3)	-45.54%	15.11%	37.47%	-24.05%	1.63%

SUPPLEMENTAL DATA:

Net assets at end of year (000’s)	$19,476		$23,234	$44,439	$40,293	$34,195	$59,172

RATIOS TO AVERAGE NET ASSETS:

Expenses to average net assets	0.79%	(4)	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income (loss)
to average net assets	(0.43)%	(4)	(0.27)%	(0.37)%	(0.32)%	(0.26)%	(0.34)%

Portfolio turnover rate (5)	27%	(3)	64%	58%	53%	58%	78%
(1) Calculated based on average shares outstanding during the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(3) Not annualized.
(4) Annualized
(5) Excludes the impact of in-kind transactions.

Appendix C-2

Loncar China BioPharma ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Six-Months Ended									Period Ended
	February 28,		Year Ended August 31,							August 31,
	2023 (Unaudited)		2022		2021		2020		2019	2018(1)

Net asset value, beginning of year/period	$17.54		$38.22		$31.93		$22.92		$25.00	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.04)		(0.01)		(0.02)		0.10		0.14	(0.01)
Net realized and unrealized gain (loss) on investments (3)	1.69		(17.64)		6.46		8.95		(2.23)	0.01
Total from investment operations	1.65		(17.65)		6.44		9.05		(2.09)	—

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(3.03)		(0.15)		(0.04)		—	—
Total distributions to shareholders	—		(3.03)		(0.15)		(0.04)		—	—

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.01	—

Net asset value, end of year/period	$19.19		$17.54		$38.22		$31.93		$22.92	$25.00

Total return	9.43%	(5)	-48.72%		20.26%		39.56%		-8.33%	0.01%	(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$5,757		$5,261		$15,287		$11,974		$6,875	$2,500

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	(6)	0.79%		0.79%		0.79%		0.79%	0.79%	(6)
Net investment income (loss) to average net assets	(0.43)%	(6)	(0.02)%		(0.05)%		0.40%		0.64%	(0.78)%	(6)

Portfolio turnover rate (7)	21%	(5)	27%		44%		54%		35%	0%	(5)

(1) Commencement of operations on August 14, 2018.
(2) Calculated based on average shares outstanding during the period.
(3) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(4) Less than $0.005.
Appendix C-3

(5) Not annualized.
(6) Annualized.
(7) Excludes the impact of in-kind transactions.

Appendix C-4

PART B

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2023

REORGANIZATION OF

Loncar China BioPharma ETF (CHNA)
(a series of ETF Series Solutions)
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-800-617-0004

IN EXCHANGE FOR SHARES OF

Range Cancer Therapeutics ETF (CNCR)
(a series of ETF Series Solutions)
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-800-617-0004

This Statement of Additional Information dated August 28, 2023 (the “SAI”) is not a prospectus. An Information Statement/Prospectus dated August 28, 2023 (the “Information Statement/Prospectus”) related to the above referenced matter may be obtained from ETF Series Solutions (the “Trust”), on behalf of the Loncar China BioPharma ETF (the “Acquired Fund”) and the Range Cancer Therapeutics ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”) by writing or calling the Trust at the address and telephone number shown above. This SAI should be read in conjunction with such Information Statement/Prospectus.

You should rely only on the information contained in this SAI and the Information Statement/Prospectus. The Trust has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

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CONTENTS OF THE SAI

This SAI consists of the cover page and the information set forth below.

The following documents are incorporated by reference into this SAI:

1.The Funds’ Prospectus and Statement of Additional Information, dated December 20, 2022, as supplemented (on file with the SEC (http://www.sec.gov) (File Nos. 811-22668; 333-179562) (Accession No. 0000894189-22-009030)), is incorporated by reference.

2.The Funds’ Annual Report on Form N-CSR for the fiscal year ended August 31, 2022 (on file with the SEC (http://www.sec.gov) (File No. 811-22668) (Accession No. 0001398344-22-021550)), is incorporated by reference.

3.The Funds’ Semi-Annual Report on Form N-CSR for the six-months ended February 28, 2023 (on file with the SEC (http://www.sec.gov) (File No. 811-22668) (Accession No. 0001398344-23-009102)).

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SUPPLEMENTAL FINANCIAL INFORMATION

Pro Forma Financial Statements

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

Tables showing the fees and expenses of the Acquired Fund, which are identical to those of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, are included in the Information Statement/Prospectus. Under the Agreement and Plan of Reorganization, the Acquired Fund is proposed to be reorganized into the Acquiring Fund (the “Reorganization”).

Repositioning

Prior to the consummation of the Reorganization, the Acquired Fund is planning to reposition certain of its portfolio holdings as part of the Reorganization. ETC expects that the Acquired Fund will sell or redeem in-kind substantially all of its investments and invest the proceeds of such sales or redemptions in cash and/or cash equivalents, or in securities currently held by the Acquiring Fund. As such the Acquired Fund may no longer be pursuing its investment objective prior to the consummation of the Reorganization. The Acquired Fund reported a negative return during the year ended December 31, 2022 and short- and long-term tax-loss carryforwards of $1.89 million and $1.92 million as of August 31, 2022, respectively; thus no capital gain distributions appear to be necessary. Additionally, any sales are not expected to result in the recognition of any capital gains or the distribution of any capital gains to Acquired Fund shareholders because, to the extent any capital gains are recognized, such gains are expected to be fully offset by the Acquired Fund’s capital loss carryforwards. However, the actual tax impact of such sales will depend on the difference between the price at which such portfolio assets were sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in excess of the Acquired Fund’s capital loss carryforwards would be distributed to the Acquired Fund’s shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions would be taxable to shareholders.

The table below contains the list of securities from the Acquired Fund’s unaudited Schedule of Investments as of [ ], 2023 that are expected to be repositioned (i.e., sold or delivered in-kind to satisfy redemption orders) prior to the Reorganization. Information about the complete holdings of the Acquired Fund and the Acquiring Fund is available each day on the Funds’ websites at www.LoncarFunds.com and www.rangecncr.com. The makeup of the holdings of the Acquiring Fund is not expected to materially change as a result of the Reorganization (i.e., the number of shares of each security is expected to increase roughly in proportion with the value of the Acquired Fund’s assets being received by the Acquiring Fund, but the percentage of the Acquiring Fund’s holdings in a particular security is not expected to materially change).

The Acquired Fund’s Securities as of [ ], 2023 Expected to be Repositioned

Schedule of Investments Expected to be Repositioned
[ ], 2023 (Unaudited)
Shares	Security Description	Value

Accounting Policy

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

Accounting Survivor

After giving effect to the proposed Reorganization, the Acquiring Fund will be the accounting survivor. The Acquiring Fund will have the same portfolio management team, investment objective, principal investment strategies, expense structure, and investment policies, restrictions and limitations of the Acquiring Fund as described in the Information Statement/Prospectus.

Federal Income Taxes

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The Reorganization is not expected to be treated as a tax-free “reorganization” under section 368(a) of the Code. As a result, the Reorganization is expected to result in a taxable sale of the Acquired Fund’s assets and of the Acquired Fund shares such that:

i. The Acquired Fund should recognize gain or loss upon the transfer by the Acquired Fund of all of its assets to Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of Acquired Fund’s liabilities pursuant to the Agreement in an amount equal to the difference between (x) Acquired Fund’s amount realized (i.e., the fair market value of the Acquiring Fund shares received and the amount of the Acquired Fund’s liabilities assumed in the Reorganization) and (y) Acquired Fund’s adjusted tax basis for U.S. federal income tax purposes in the assets immediately prior to the Reorganization.

ii. Each Acquired Fund shareholder should recognize gain or loss on such shareholder’s receipt of Acquiring Fund shares in exchange for the shareholder’s Acquired Fund shares in connection with the Reorganization in an amount equal to the difference between (x) the shareholder’s amount realized (i.e., the fair market value of the Acquiring Fund shares received by the shareholder in the Reorganization) and (y) the shareholder’s adjusted tax basis for U.S. federal income tax purposes in his or her Acquired Fund shares immediately prior to the Reorganization. Long-term capital gains are subject to preferential tax rates in the hands of non-corporate U.S. shareholders. The use of capital losses is subject to significant limitations.

iii. The holding period of the assets acquired by the Acquiring Fund should begin on the day after the Closing Date. The Acquiring Fund’s tax basis in the assets should be equal to the sum of (i) the fair market value of the Acquiring Fund shares transferred to Acquired Fund in exchange for such Assets and (ii) the amount of the Acquired Fund’s liabilities assumed by the Acquiring Fund in the Reorganization.

iv. The aggregate tax basis of the Acquiring Fund shares received in connection with the Reorganization by each Acquired Fund shareholder should be equal to the aggregate fair market value of the Acquiring Fund shares received on the Closing Date.

v. The holding period of the Acquiring Fund shares received in connection with the Reorganization by each of the Acquired Fund shareholders should begin on the day after the Closing Date.

The Acquiring Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. As of August 31, 2022 the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

Acquired Fund
	Short-Term	Long-Term
Loncar China BioPharma ETF	$1,888,978	$1,920,579
Acquiring Fund
	Short-Term	Long-Term
Range Cancer Therapeutics ETF	$18,927,302	$10,450,574

Because the Reorganization is not expected to qualify as a tax-free reorganization, the Acquired Fund’s capital loss carry forwards, if any, as of the Closing Date will not be available to the Acquiring Fund to offset its capital gains.

Reorganization Costs

The expenses relating to the proposed Reorganization, which are estimated to be approximately $75,000, whether or not consummated, will be borne by ETC. The costs of the Reorganization include, but are not limited to: costs associated with obtaining any necessary order of exemption from the Investment Company Act, preparing, printing, and distributing the Information Statement/Prospectus and prospectus supplements of the Acquired Fund relating to the Reorganization, and expenses of winding down the operations and terminating the existence of the Acquired Fund; and legal fees of counsel to the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus. The costs of the Reorganization do not include expenses related to the purchase or sale of the Fund’s holdings, including expenses related to the repositioning of the Acquired Fund’s holdings.

The Acquired Fund and the Acquiring Fund may incur costs related to repositioning the Fund’s portfolio in the form of brokerage commissions and other trading-related costs. As of July 27, 2023, ETC estimates total brokerage commissions and other trading-related costs to be approximately $15,876, and such costs will be borne by the Funds.
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PART C
OTHER INFORMATION
Item 15. Indemnification
The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”
Item 16. Exhibits

(1)
Agreement and Declaration of Trust dated February 17, 2012 of ETF Series Solutions (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on February 17, 2012.

(2)
Registrant’s Amended and Restated Bylaws dated August 18, 2014, are incorporated herein by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-1A, as filed on September 8, 2014.

(3)		Not applicable.
(4)		Form of the Agreement and Plan of Reorganization is attached to Part A of Form N-14 as an appendix (“Appendix A”).
(5)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(6)	(a)
Investment Advisory Agreement between the Trust and Exchange Traded Concepts, LLC dated December 23, 2014 is incorporated herein by reference to Exhibit (d)(i)(A) to the Registrant’s Registration Statement on Form N-1A, as filed on July 6, 2015.

(6)	(b)
Amended Schedule A to the Investment Advisory Agreement between the Trust and Exchange Traded Concepts, LLC is incorporated herein by reference to Exhibit (d)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on December 9, 2022.

(7)	(a)
Distribution Agreement between the Trust and Quasar Distributors, LLC dated September 30, 2021 is incorporated herein by reference to Exhibit (e)(i)(A) to the Registration Statement on Form N-1A, as filed on October 28, 2021.

(7)	(b)
Eighth Amendment to the Distribution Agreement with Quasar Distributors, LLC is incorporated herein by reference to Exhibit (e)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on June 5, 2023.

(7)	(c)
Form of Authorized Participant Agreement for Quasar Distributors, LLC is incorporated herein by reference to Exhibit (e)(iii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(8)		Not applicable.
(9)	(a)
Custody Agreement between the Trust and U.S. Bank National Association dated May 16, 2012 is incorporated herein by reference to Exhibit (g) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(9)	(b)	Amended Exhibit D to Custody Agreement (Loncar ETFs) is incorporated herein by reference to Exhibit (g)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on August 10, 2018.
(10)	(a)	Rule 12b-1 Plan is incorporated herein by reference to Exhibit (m) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.
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	(b)		Amended Schedule A to Rule 12b-1 Plan dated June 2, 2023 is incorporated herein by reference to Exhibit (m)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on June 5, 2023.
(11)			Opinion and Consent issued by Morgan, Lewis & Bockius LLP regarding the validity of shares to be issued – filed herewith.
(12)			Not applicable.
(13)	(a)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(13)	(a)	(ii)
Amended Exhibit C to Fund Administration Servicing Agreement (Loncar ETFs) is incorporated herein by reference to Exhibit (h)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on August 10, 2018.

(13)	(b)	(i)
Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (d)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(13)	(b)	(ii)
Amended Exhibit B to Transfer Agent Agreement (Loncar ETFs) is incorporated herein by reference to Exhibit (h)(iii)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on August 20, 2018.

(13)	(c)	(i)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(13)	(c)	(ii)
Amended Exhibit B to Fund Accounting Servicing Agreement (Loncar ETFs) is incorporated herein by reference to Exhibit (h)(ii)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on August 10, 2018.

(14)			Consent of Independent Registered Public Accounting Firm – filed herewith.
(15)			Not applicable.
(16)	(a)		Powers of Attorney dated July 13, 2023 is incorporated herein by reference to Exhibit (v)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on July 25, 2023.
(16)	(b)
Certificate of Secretary dated July 13, 2023 with respect to powers of attorney is incorporated herein by reference to Exhibit (h)(vi) to the Registrant’s Registration Statement on Form N-1A, as filed on July 25, 2023.

(17)	(a)
Prospectus and Statement of Additional Information of the Funds dated December 22, 2022 was previously filed with the Trust’s Post-Effective Amendment No. 841 to its Registration Statement on Form N-1A with the SEC on December 15, 2022 and is incorporated by reference.

(17)	(b)		The Funds’ Annual Report on Form N-CSR for the fiscal year ended August 31, 2022 was previously filed with the Trust’s Form N-CSR on November 7, 2022 and is incorporated by reference.
Item 17. Undertakings
(1)The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.
(2)The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Milwaukee, State of Wisconsin, on July 28, 2023.

ETF SERIES SOLUTIONS

By:/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below on July 28, 2023 by the following persons in the capacities indicated.

Signature	Title

*David A. Massart	Trustee
David A. Massart

*Janet D. Olsen	Trustee
Janet D. Olsen

*Leonard M. Rush	Trustee
Leonard M. Rush

*Michael A. Castino	Trustee
Michael A. Castino

*Kristina R. Nelson	President
Kristina R. Nelson

*Kristen M. Weitzel	Treasurer
Kristen M. Weitzel

*By: /s/ Alyssa M. Bernard
Alyssa M. Bernard, Attorney-in-Fact pursuant to Powers of Attorney

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EXHIBIT INDEX

Exhibit Number	Description
(11)	Opinion and Consent issued by Morgan, Lewis & Bockius LLP regarding the validity of shares to be issued – filed herewith.
(14)	Consent of Independent Registered Public Accounting Firm – filed herewith.

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